Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Equity attributable to the Company	Share capital	Additional paid in capital	Contributed surplus	Accumulated other comprehensive income	Retained earnings (deficit)	Non-controlling interest
Balance at the beginning of year (in shares) at Dec. 31, 2017	169,809,324
Increase (decrease) in Equity [Roll Forward]
Shares issued on exercise of options (in shares)	0
Shares issued under ATM program (in shares)	11,868
Share issued as consideration for Trafigura acquisition (in shares)	0
Balance at the end of year (in shares) at Dec. 31, 2018	169,821,192
Balance at beginning of year at Dec. 31, 2017			$ 169,809	$ 197,399	$ 1,090,376	$ 2,227	$ (272,503)	$ 321
Increase (decrease) in Equity [Roll Forward]
Shares issued on exercise of options			0	0
Shares issued under ATM program			12	73
Shares issued as consideration for Trafigura acquisition			0	0
Stock compensation expense				1,025
Adjustment on repurchase of non-controlling interest				0				0
Cash dividends					0		0
Other comprehensive income (loss)	$ 893					893
Change in accounting policy: Marketable securities						(2,896)	2,896
Net income (loss)	(8,398)						(8,880)	482
Change in accounting policy: ASC 606/340							(16,631)
Adjustment on sale of subsidiary								0
Dividend paid to non-controlling interest								(386)
Balance at the end of year at Dec. 31, 2018	$ 1,164,217	$ 1,163,800	169,821	198,497	1,090,376	224	(295,118)	417
Increase (decrease) in Equity [Roll Forward]
Shares issued on exercise of options (in shares)	0
Shares issued under ATM program (in shares)	11,037,273
Share issued as consideration for Trafigura acquisition (in shares)	16,035,856
Balance at the end of year (in shares) at Dec. 31, 2019	196,894,321
Increase (decrease) in Equity [Roll Forward]
Shares issued on exercise of options			0	0
Shares issued under ATM program			11,037	87,378
Shares issued as consideration for Trafigura acquisition	$ 127,000		16,036	110,967
Stock compensation expense				438
Adjustment on repurchase of non-controlling interest				(70)				(199)
Cash dividends					(19,688)		0
Other comprehensive income (loss)	106					106
Change in accounting policy: Marketable securities						0	0
Net income (loss)	139,986						139,972	14
Change in accounting policy: ASC 606/340							0
Adjustment on sale of subsidiary								0
Dividend paid to non-controlling interest								0
Balance at the end of year at Dec. 31, 2019	$ 1,510,208	1,509,976	196,894	397,210	1,070,688	330	(155,146)	232
Increase (decrease) in Equity [Roll Forward]
Shares issued on exercise of options (in shares)	798,000
Shares issued under ATM program (in shares)	0
Share issued as consideration for Trafigura acquisition (in shares)	0
Balance at the end of year (in shares) at Dec. 31, 2020	197,692,321
Increase (decrease) in Equity [Roll Forward]
Shares issued on exercise of options			798	5,027
Shares issued under ATM program			0	0
Shares issued as consideration for Trafigura acquisition			0	0
Stock compensation expense				(216)
Adjustment on repurchase of non-controlling interest				0				0
Cash dividends					(66,594)		(249,711)
Other comprehensive income (loss)	$ (130)					(130)
Change in accounting policy: Marketable securities						0	0
Net income (loss)	413,006						412,875	131
Change in accounting policy: ASC 606/340							0
Adjustment on sale of subsidiary								(835)
Dividend paid to non-controlling interest								0
Balance at the end of year at Dec. 31, 2020	$ 1,611,553	$ 1,612,025	$ 197,692	$ 402,021	$ 1,004,094	$ 200	$ 8,018	$ (472)